Cash and cash equivalents (Details 1) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Cash and cash equivalents [Line Items]
Short-term deposits, classified as cash equivalents	[1]	$ 311,775	$ 162,271
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Short-term deposits, classified as cash equivalents		611,856	625,985
Citi bank [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Short-term deposits, classified as cash equivalents		210,361	206,824
JP Morgan [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Short-term deposits, classified as cash equivalents		$ 401,495	$ 419,161

[1]	As of December 31, 2018 and 2017, time deposits were kept in prime financial institutions, which generated interest at annual market rates and had original maturities of less than 90 days, according to the immediate cash needs of the Group.